Segment Information - Total asset allocation (Details) - USD ($) $ in Thousands	Dec. 31, 2021	Dec. 31, 2020
Segment Reporting, Asset Reconciling Item [Line Items]
Assets	$ 471,313	$ 346,263
Operating Segments | OEM
Segment Reporting, Asset Reconciling Item [Line Items]
Assets	193,928	148,959
Operating Segments | IAM
Segment Reporting, Asset Reconciling Item [Line Items]
Assets	148,745	156,967
Operating Segments | Corporate
Segment Reporting, Asset Reconciling Item [Line Items]
Assets	$ 128,640	$ 40,337